Page 1 of _____

                                                     SEC Registration Nos.
                                                      2-76510 and 811-3416

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

         Post-Effective Amendment No. 31                       XX

                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 31                                      XX


                             The Calvert Fund
            (Exact Name of Registrant as Specified in Charter)
                    Calvert Small Cap Fund Only

                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4800

                        William M. Tartikoff, Esq.
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)


It is proposed that this filing will become effective

      Immediately upon filing                      on (date)
pursuant to paragraph (b)                    pursuant to paragraph (b)

     60 days after filing                          on (date)
pursuant to paragraph (a)                    pursuant to paragraph (a)

XX 75 days after filing
pursuant to paragraph (a)(2)

of Rule 485.

     Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement. On November 29, 1995, Registrant filed a Rule 24f-2 Notice for its fiscal year ended September 30, 1995 for Income and U.S. Government Funds, and on May 30, 1995, Registrant filed a Rule 24f-2 Notice for Calvert Strategic Growth Fund for its fiscal year ended March 31, 1996.

                             The Calvert Fund
                     Form N-1A Cross Reference Sheet

Item number                       Prospectus Caption

        1.                                  Cover Page
        2.                                  Fund Expenses
        3.                                  Financial Highlights
                                            Total Return
        4.                                  Investment Objective and Policies
                                            Management of the Fund
        5.                                  Management of the Fund
        6.                                  Alternative Sales Options
                                            Management of the Fund
                                            Dividends, Capital Gains and Taxes
        7.                                  How to Buy Shares
                                            Net Asset Value
                                            Reduced Sales Charges
                                            When Your Account Will Be Credited
                                            Exchanges
        8.                                  Alternative Sales Options
                                            How to Sell Your Shares
        9.                                  *

                                    Statement of Additional Information Caption

        10.                                 Cover Page
        11.                                 Table of Contents
        12.                                 General Information
        13.                                 Investment Objective and Policies
                                            Loans of Portfolio Securities
                                            Repurchase Agreements
                                            Investment Restrictions
        14.                                 Trustees and Officers
        15.                                 *
        16. Investment Advisor and Investment Manager Transfer and Shareholder Servicing Agent Independent
                                            Accountants and Custodians
        17.                                 Portfolio Transactions
        18.                                 *
        19.                                 Valuation of Shares
                                            Purchase and Redemption of Shares
                                            Reduced Sales Charge
        20.                                 Dividends and Taxes
        21.                                 Method of Distribution
        22.                                 Calculation of Total Return
        23.                                 Financial Statements

*  Inapplicable or negative answer

PROSPECTUS
__________, 1996

THE CALVERT FUND:
CALVERT SMALL CAP FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

INVESTMENT OBJECTIVE

The investment objective of Calvert Small Cap Fund (the "Fund") is to achieve long-term capital appreciation by investing primarily in the stock of small companies <F1> publicly traded in the United States that on the basis of market capitalization represent the smaller 55% of all publicly traded companies. In seeking capital appreciation, the Fund invests primarily in common stocks of small capitalized growth companies that have historically exhibited exceptional growth characteristics and that, in the Adviser's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund will invest in enterprises that make a significant positive contribution to our society through their products and services and through the way they do business.

<F1>  Currently those with a total capitalization for initial purchases of less than $1 billion at the time of the Fund's initial investment.


WHETHER THIS FUND IS FOR YOU

This Fund employs aggressive investment strategies that have the potential for yielding high returns. However, share prices may experience substantial fluctuations so that your shares may be worth less than when you originally purchased them. The Fund seeks long-term growth and does not attempt to maintain a balanced portfolio. Accordingly, the Fund should not be used to meet short-term financial needs.

PURCHASE INFORMATION

The Fund offers two classes of shares with different expense levels and sales charges. If you purchase Class A shares you will pay a sales charge at the time you purchase the shares ("front-end sales charge"), and the Fund pays Rule 12b-1 fees. Class C shares, which are not available through all dealers, have no front-end or back-end sales charge, but have higher expenses than Class A shares, including higher Rule 12b-1 fees. The Class you choose depends on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

TO OPEN AN ACCOUNT

Call your broker, or complete and return the enclosed Account Application. Minimum initial investment is $2,000 (may be lower for certain retirement plans).

ABOUT THIS PROSPECTUS

Please read this Prospectus for information you should know before investing, and keep it for future reference. A Statement of Additional Information for the Fund dated _________, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.

FUND EXPENSES

A.   Shareholder Transaction Costs               Class A      Class C
     Maximum Front-End Sales
     Charge on Purchases
     (as a percentage of offering price)         4.75%        None
     Maximum Contingent Deferred
     Sales Charge                                None         None

B.   Annual Fund Operating Expenses
     (as a percentage of average net assets)
     Management Fees                             _.__%        _.__%
     Rule 12b-1 Service and Distribution Fees    0.25%        1.00%
     Other Expenses (Estimated)                  _.__%        _.__%
     Total Fund Operating Expenses               _.__%        _.__%

     C. Example: You would pay the following expenses on a $1,000 investment, assuming: (1) 5% annual return; (2) redemption at the end of each period; and
(3) for Class A, payment of maximum initial sales charge at time of purchase.

                  1 Year            3 years          5 years           10 years
Class A           $__               $___             $__               $___
Class C           $__               $___             $__               $___


The  example,   which  is   hypothetical,   should  not  be   considered  a
representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly (shareholder transaction costs) or indirectly (annual Fund operating expenses).

     A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

     B. Annual Fund Operating Expenses. Management Fees are paid by the Fund to the Advisor for managing the Fund's investments and business affairs. Management fees include the subadvisory fee paid by Calvert Asset Management Company, Inc. (the "Advisor") to Portfolio Advisory Services, Inc. (the "Subadvisor"), and the administrative service fee paid to Calvert Administrative Services Company. (See "Management of the Fund"). The performance adjustment to the advisory fee may cause the Management Fees to be as high as _.__% or as low as _.__%, depending on the performance of the Fund. The Fund incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses are reflected in the Fund's daily share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information. The Advisor may voluntarily defer fees or assume expenses of the Fund. The Investment Advisory Agreement provides that the Advisor may, to the extent permitted by law, later recapture any fees it deferred or expenses it assumed during the two prior years.

The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

Calvert Small Cap Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. In seeking capital appreciation, the Fund invests primarily in common stocks of small capitalized growth companies that have historically exhibited exceptional or strong growth characteristics and that, in the Adviser's opinion, have strong and sustainable earnings potential relative to the U.S. market as a whole. The Fund's investment objective is not fundamental and may be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities with market capitalizations representing the smaller 55 percent of all companies publicly traded in the United States (currently those with a total market capitalization of under $1 billion at the time of the Fund's initial investment).

The Fund considers issuers of all industries with operations in all geographic markets, and does not seek interest income or dividends. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. In selecting equity investments, the Fund focuses on individual companies by screening over nine thousand stocks traded on all major U.S. stock exchanges. The Fund invests primarily in common stocks, including American Depositary Receipts ("ADRs"). By applying proprietary stock selection criteria, the Fund identifies suitable investments to buy. The Fund may hold cash or cash equivalents for temporary defensive purposes or to enable it to take advantage of buying opportunities. There is, of course, no assurance that the Fund will be successful in meeting its objective.

Companies  whose  capitalization   increases  or  decreases  after  initial
purchase by the Fund continue to be considered small-capitalized for purposes of the 65% policy. Accordingly, less than 65% of the Fund's total assets may be invested in securities of issuers with market capitalizations representing the smaller 55 percent of all companies publicly traded in the United States (currently those with a total market capitalization of less than $1 billion).

The Portfolio will normally be as fully invested as practicable in common stocks (including ADRs), but also may invest in warrants and rights to purchase common stocks and in debt securities and preferred stocks convertible into common stocks (collectively, "equity securities").

INVESTMENT TECHNIQUES AND RELATED RISKS

Risks

A company's market capitalization is the total market value of its outstanding common stock. The value of the Fund's investments will vary from day to day, and generally reflect market conditions, interest rates and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities.

Small cap issuers

While any investment in securities carries a certain degree of risk, the approach of the Fund is designed to maximize growth in relation to the risks assumed. The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly an investment in the Fund may not be appropriate for all investors.

Temporary defensive positions

Under normal market conditions the Fund strives to be fully invested in securities. However, for temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Fund may invest up to 35% of its assets in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and
agency  obligations, certificates  of  deposit,  bankers'  acceptances,   time
deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

The Fund may invest in debt obligations

Although the Fund invests primarily in equity securities,  it may invest up to 35% of its assets in debt securities, excluding money market instruments. These debt securities may consist of investment grade and noninvestment grade obligations. Investment grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA, A, or BBB), or, if unrated, are determined by the investment subadvisor to be of equivalent credit quality. Noninvestment grade (high-yield/high-risk) securities are those rated below Baa or BBB, or unrated obligations that the investment subadvisor has determined are not investment-grade; such securities have speculative characteristics. The Fund intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets. The Fund will not buy debt securities rated lower than C.

Interest-rate risks

All fixed income instruments are subject to interest-rate risk; that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.

The Fund may use options and futures as defensive strategies

In extraordinary circumstances, the Fund may use options and futures contracts to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices only as protection against an adverse move of the holdings in the Fund to adjust the risk and return characteristics of the Fund. The decision to invest in these instruments will be based on market conditions, regulatory limits and tax considerations. If market conditions are judged incorrectly, a strategy does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's limitation on illiquid securities. See below and the Statement of Additional Information for more details about these strategies.

Risk of using defensive strategies

There can be no assurance that engaging in options, futures, or any other investment strategy will be successful. While defensive strategies are designed to protect the Fund from potential declines, if market values or other economic factors are misgauged, the Fund may be worse off than had it not employed the defensive strategy. While an attempt is made to assess market and equity risk and thereby prevent declines in the value of the Fund's portfolio holdings, there is a risk of imperfect or no correlation between price movements of portfolio investments and instruments used as part of an investment strategy, so that a loss may be incurred. While such strategies can reduce the risk of loss, they can also reduce the opportunity for gain since they can or may offset favorable price movements. The use of these strategies may result in a disadvantage to the Fund if the Fund is not able to purchase or sell a portfolio holding at an optimal time due to the need to cover its transaction in its segregated account, or due to the inability of the Fund to liquidate its position because of its relative illiquidity.

Repurchase agreements

Repurchase agreements are arrangements under which the Fund buys securities and the seller simultaneously agrees to repurchase the securities at a specified time and price. The Fund may engage in repurchase agreements to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to fully secure during the term of the agreement, the seller's obligation to repurchase the underlying security. The Fund will monitor the market value of the underlying security during the term of the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year, and are considered illiquid if not terminable within seven days.

The Fund may invest up to 15% of its assets in ADRs.

U.S. dollar-denominated ADRs, which are traded in the U.S. on exchanges or over the counter, are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of a foreign corporation. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may avoid currency and some liquidity risks, since the information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. In general, there is a large, liquid market in the U.S. for many ADRs.

High Social Impact Investments

The Fund has adopted a nonfundamental policy that permits it to invest up to one percent of its assets in investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria ("High Social Impact Investments"). These securities are typically illiquid and unrated and are generally considered noninvestment grade debt securities, which involve a greater risk of default or price decline than investment grade securities. Through diversification, credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur.

SOCIAL SCREENS

The Fund carefully reviews company policies and behavior regarding social issues important to quality of life:

         -Environment

         -Weapons Systems

         -Employee Relations

         -Product Criteria

Once equity and debt securities are determined to fall within the investment objective and policies of the Fund and are deemed financially viable investments, they are screened according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisor. However, the Fund may invest in repurchase agreements, U.S. Treasury obligations and commodities, without regard to the social criteria.

The following criteria may be changed by the Fund's Board of Trustees without shareholder approval:

(1) The Fund avoids investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Fund will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

(2) The Fund will not invest in companies that are listed among the top 100 weapons systems contractors, or major nuclear weapons systems contractors.

(3) The Fund will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or in companies that have major labor-management disputes.

(4) The Fund will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The Fund will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

While the Fund may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.

Additional policies and restrictions

The  Fund's  Statement  of  Additional   Information  describes  additional
policies and restrictions concerning the portfolio investments of the Fund.

TOTAL RETURN

The Fund may advertise total return for each class. Total return is based on historical results and is not intended to indicate future performance.


Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of the class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance of the class over a stated period of time. An average annual total return ("return with maximum load") reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return usually will include the effect of paying the maximum front-end sales charge in the case of Class A shares. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum load" do not reflect deduction of the sales charge. You should consider these return figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect a sales charge, such as mutual fund averages compiled by Lipper Analytical Services, Inc. ("Lipper"). Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.

The Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The other series of the Trust are the Calvert Income Fund and Calvert Strategic Growth Fund.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by class.

Calvert Asset Management serves as Advisor to the Fund.

Calvert Asset Management Company, Inc. ("CAM" or the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Fund pays all other operating expenses as noted in the Statement of Additional Information.

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of the Fund's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of

___________, 1996, Calvert Group managed and administered assets in excess of $_._ billion and more than 200,000 shareholder and depositor accounts. The Advisor receives a fee based on a percentage of the Fund's assets and the Fund's performance.

The Investment Advisory Agreement between the Fund and the Advisor provides that the Advisor is entitled to a base annual fee, payable monthly, of _.__% of the Fund's average daily net assets. The Advisor may earn (or have its base fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the Russell 2000 Index:

Performance versus the              Performance Fee
Russell 2000 Index                  Adjustment

30% to less than 60%                0.05%
60% to less than 90%                0.10%
90% or more                         0.15%

The Advisor may in its discretion defer its fees or assume the Fund's operating expenses. The Investment Advisory Agreement provides that the Advisor may, to the extent permitted by law, recapture any fees it defers or expenses it assumes through December 31, 1996. The Advisor has until December 31, 1998 to recapture fees deferred or expenses reimbursed during the previous two-year period.

Portfolio Advisory Services, Inc. is the Fund's Subadvisor.

Portfolio Advisory Services, Inc. ("PASI" or the "Subadvisor") is the investment subadvisor to the Fund. Its principal business office is 725 South Figueroa Street, Suite 2328, Los Angeles, California, 90017. As of March 31, 1996 PASI managed in excess of $359 million, including mutual fund assets. The Subadvisor manages the investment and reinvestment of the assets of the Fund, although the Advisor may screen potential investments for compatibility with the Fund's social criteria. PASI's investment style features quantitative screens and in-depth "bottom-up" fundamental analysis to identify superior growth stocks.

Portfolio Manager

The portfolio management team for the Calvert Small Cap Fund (since inception) is led by Cedd Moses, Director and Managing Director of Investments of PASI, and PASI's principal shareholder. Mr. Moses earned a Bachelor of Science in Mechanical Engineering from UCLA in 1982, and subsequently worked with several securities firms before founding PASI in 1988.

The Investment Subadvisory Agreement between the Advisor and the Subadvisor provides that the Subadvisor is entitled to a base Subadvisory fee of 0.__% of the Fund's average daily net assets managed by the Subadvisor. The Subadvisor's fee is paid by the Advisor out of the fee the Advisor receives from the Fund. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the Russell 2000 Index:

Performance versus the              Performance
Russell 2000 Index                  Fee Adjustment

30% to less than 60%                0.025%
60% to less than 90%                0.050%
90% or more                         0.075%

Calvert Administrative Services Company provides administrative services for the Fund.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund, payable monthly, of 0.__% of the Fund's average daily net assets.

Calvert Distributors, Inc. serves as underwriter to market the Fund's shares.

Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Fund in several ways.

An account application should accompany this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.

Alternative Sales Options

The Fund offers two classes of shares:

Class A Shares - Front End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class C shares - Level Load Option

Class C shares are sold without a sales charge at the time of purchase or redemption.

Class C shares have higher expenses than Class A shares

The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to 0.35% annually of the average daily net asset value of Class A shares. The Class C Distribution Plan provides for the payment of an annual distribution fee to CDI of up to 0.75%, plus a service fee of up to 0.25%, for a total of 1.00% of the average daily net assets.

Considerations for deciding which class of shares to buy

Income distributions for Class A shares will probably be higher than those for Class C shares, as a result of the distribution expenses described above. (See also "Total Return"). You should consider Class A shares if you qualify for a reduced sales charge under Class A. Class A shares may also be more appropriate for larger accounts or if you plan to hold the shares for several years. Class C shares are not available for investments of $1 million or more.

Class A Shares

Class A shares are offered at net asset value plus a front-end sales charge as follows:



                                       As a % of         As a % of Net
                                       Offering Price    Amount Invested
 Amount of Investment
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Less than $50,000                      4.75%             4.99%
$50,000 but less than $100,000         3.75%             3.90%
$100,000 but less than $250,000        2.75%             2.83%
$250,000 but less than $500,000        1.75%             1.78%
$500,000 but less than $1,000,000
                                       1.00%             1.01%
$1,000,000 and over                    0.00%             0.00%


                                                         Concession to
                                                         Dealers as a %
                                                         of Amount
                                                         Invested
 Amount of Investment
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 Less than $50,000                                        4.00%
 $50,000 but less than $100,000                           3.00%
 $100,000 but less than $250,000                          2.25%
 $250,000 but less than $500,000                          1.25%
 $500,000 but less than $1,000,000
                                                          0.80%
 $1,000,000 and over                                      0.25%*



*CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within twelve months of the time of purchase.

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to broker-dealers with which it has selling agreements, CDI may reallow up to the full applicable sales charge. Broker-dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

Class A Distribution Plan

The Fund has adopted a Distribution Plan with respect to its Class A shares
(the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.35% of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to broker-dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and up to the remaining .10% to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors.

Class C Shares

Class C shares are not available through all broker-dealers. Class C shares are offered at net asset value, without a front-end sales charge or a contingent deferred sales charge. Class C expenses are higher than those of Class A.

Class C Distribution Plan

The Fund has adopted a Distribution Plan with respect to its Class C shares
(the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay broker-dealers and other selling firms quarterly compensation at an annual rate of up to 0.75%, plus a service fee, as described above under "Class A Distribution Plan," of up to 0.25% of the average daily net asset value of each share sold by such others.

Arrangements with Broker-Dealers and Others

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker-dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Fund's Rule 12b-1 Distribution Plan and in compliance with the rules of the NASD.

Broker-dealers  or others  may  receive  different  levels of  compensation
depending  on  which  class  of  shares  they  sell.   Payments  pursuant to a
Distribution Plan are included in the operating expenses of the class.

HOW TO BUY SHARES
(BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)

Method                        New Accounts                Additional Investments

By Mail                       $2,000 minimum              $250 minimum

                              Please make your check      Please make your check
                              payable to the Fund         payable to the Fund
                              and mail it with your       and mail it with your
                              application to:             investment slip to:

                              Calvert Group               Calvert Group
                              P.O. Box 419544             P.O. Box 419739
                              Kansas City, MO             Kansas City, MO
                              64141-6544                  64141-6739

By Registered, Certified,
or Overnight Mail:

                              Calvert Group                Calvert Group
                              c/o NFDS, 6th Floor          c/o NFDS, 6th Floor
                              1004 Baltimore               1004 Baltimore
                              Kansas City, MO              Kansas City, MO
                              64105-1807                   64105-1807

Through Your Broker          $2,000 minimum                $250 minimum

At the Calvert    Visit the Calvert Branch Office to make investments by check.
Branch Office     See back cover page for the address.

FOR ALL  OPTIONS  BELOW,  PLEASE  CALL  YOUR  BROKER  OR  CALVERT  GROUP AT
800-368-2745

By Exchange                 $2,000 minimum                  $250 minimum
(From your account in another Calvert Group Fund)

When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire                 $2,000 minimum                  $250 minimum

By Calvert Money             Not Available for               $50 minimum
Controller*                  Initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

Net asset  value,  or "NAV,"  refers to the worth of one share of the Fund.
NAV is computed per class by adding the value of all portfolio holdings, plus other assets, deducting liabilities, and then dividing the result by the number of shares outstanding. This value is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Fund securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Trustees believes accurately reflects fair value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

Your purchase will be processed at the next offering price based on the next net asset value calculated after your order is received and accepted. If your purchase is made by federal funds wire, or exchange, and is received by 4:00 p.m. (Eastern time), your account will be credited on the day of receipt. If your purchase is received after 4:00 p.m. Eastern time, it will be credited the next business day. All your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check does not clear, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, the Fund may hold payment on redemptions until it is reasonably satisfied that the investment is collected (normally up to 10 business days from purchase date). To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. Checks purchases received at the branch location will be credited the next business day. Any check purchase received without an investment slip may cause delayed crediting.

Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert Group of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. However, the Fund is intended as a long-term investment and not for frequent short-term trades. Before you make an exchange from a Fund, please note the following:

Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund into which you want to exchange for relevant information, including class offerings. The exchange privilege is only available in states where shares of the Fund into which you want to exchange are registered for sale.

Complete  and sign an  application  for an account in the Fund or Portfolio into which you want to invest, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if you have not declined telephone transaction privileges and the shares are not in certificate form. See "Selling Your Shares" and "How to Sell Your Shares-- By Telephone and-- Exchange to Another Calvert Group Fund."

Shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge. Class C shares may be exchanged for shares of another fund, but will be charged the front-end sales charge, if applicable.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Fund, and does not apply to trades solely among money market funds.

For purposes of the exchange privilege, the Fund is related to Summit Cash Reserves Fund by investment and investor services. The Fund reserves the right to terminate or modify the exchange privilege in the future upon 60 days' written notice.

OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour performance and price information

Calvert Group has a round-the-clock telephone service that lets existing customers obtain prices, yields, performance information, account balances, and authorize certain transactions.

Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your account in the Fund with one phone call. Allow two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank. All Calvert Money Controller transaction requests must be received by 4:00 p.m. Eastern time.

You may also arrange systematic monthly or quarterly  investments  (minimum
$50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert account, call your broker or Calvert for a Money Controller Application.

Telephone Transactions

Calvert may record all telephone calls.

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services

Complete the application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings

Householding reduces Fund expenses and saves paper and trees for the environment.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features of the Fund may be modified in these programs, and administrative charges may be imposed for the services rendered.

Tax-Saving Retirement Plans

Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account in the Fund under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the "How to Buy Shares" chart. Also, reduced sales charges may apply. See "Exhibit A - Reduced Sales Charges."

Individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, or to corporations and their employees.

Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations.

403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

HOW TO SELL YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See below for specific requirements necessary to make sure your redemption request is accepted. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to 7 days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Minimum account balance is $1,000 per Fund, per class.

Please maintain a balance in your account of at least $1,000 per Fund, per class. If, due to redemptions, it falls below $1,000, your account may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000 minimum.

By Mail To:

Calvert Group
P.O. Box 419544
Kansas City, MO 64179-6544

You may redeem available funds from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of Registration              Requirements

Corporations, Associations       Letter of instruction and corporate resolution,
                                 signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).



Trusts Letter of instruction signed by the Trustee(s) (as Trustees), with a signature guarantee. (If the Trustee's name is not registered on your account, provide acopy of the trust document, certified within the last 60 days.)

By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to an address or bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions." If for any reason you are unable to reach the Fund by telephone, whether due to mechanical difficulties, heavy market volume, or otherwise, you may send a written redemption request to the Fund by overnight mail, or, if your account is held through a broker, see "Through Your Broker" below.

Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). Your request for a redemption by this service must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund. You can only exchange between accounts with identical names, addresses and
taxpayer   identification   number,   unless   previously   authorized   with  a
signature-guaranteed letter. See "Exchanges."

Systematic Check Redemptions

If you have an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of each month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS AND TAXES

Each year, the Fund distributes substantially all of its net investment income and capital gains to shareholders.

Dividends from the Fund's net investment income are declared and paid annually. Net investment income consists of the interest income, profits from securities loans, net short-term capital gains, if any, and dividends, less expenses. Distributions of net long-term capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes because of different fees. Dividend payments are anticipated generally to be higher for Class A shares.

Dividend Payment Options

Dividends and distributions are automatically reinvested in additional shares, unless on the account application you request to have them paid to you in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Fund invested at net asset value ("NAV") in shares of any other Calvert Group Fund. If you choose to have them reinvested in the same Fund, the new shares will be purchased at the NAV (no sales charge) on the reinvest date, which is generally 1 to 3 days prior to the payment date. You must be a shareholder on the record date to receive dividends. You must notify the Fund in writing prior to the record date if you want to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"Buying a Dividend"

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable as dividends or capital gains distributions. On the record date for a distribution, the Fund's per share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

The  Fund  normally   distributes  all  net  income  and  capital  gain  to
shareholders. These distributions are taxable to you regardless of whether they are taken in cash or reinvested. Distributions of net investment income are taxable as ordinary income; distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held the shares. Dividends and distributions declared during October, November or December and paid in January of the following year are taxable in the year they are declared. The Fund will mail you Form 1099-DIV in January indicating the federal tax status of your dividends. If distributions exceed the Fund's net investment income and capital gain for the year, the excess will reduce your tax basis for your shares in the Fund.

You may realize a capital gain or loss when you sell or exchange shares.

If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Taxpayer Identification Number, Back-up Withholding

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, federal law requires the Fund to withhold 31% of your dividends, capital gain distributions, and redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

EXHIBIT A (CLASS A ONLY)

REDUCED SALES CHARGES

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation. The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent. If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the Statement of Additional Information.

Group Purchases. If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (1) has been in existence for more than six months, (2) has a purpose other than acquiring Fund shares at a discount, and (3) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k). There is no sales charge on shares purchased for the benefit of a retirement plan under Section 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or for a plan qualifying under Section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least 200 eligible employees (see below). Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under Section 401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that a) its 401(k) plan has at least 200 eligible employees (see below); or b) the cost or current value of shares the plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to:
Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

 Other Circumstances. There is no sales charge on shares of any fund (Portfolio or Series) of the Calvert Group of Funds sold to: (1) current and retired members of the Board of Trustees/Directors of the Calvert Group of Funds, (and the Advisory Council of the Calvert Social Investment Fund); (2) directors, officers and employees of the Advisor, Distributor, and their affiliated companies; (3) directors, officers and registered representatives of brokers distributing the Fund's shares; and immediate family members of persons listed in (1), (2), or (3) above; (4) dealers, brokers, or registered investment advisors that have entered into an agreement with CDI providing specifically for the use of shares of the Fund (Portfolio or Series) in particular investment programs or products (where such program or product already has a fee charged therein) made available to the clients of such dealer, broker, or registered investment advisor; (5) trust departments of banks or savings institutions for trust clients of such bank or savings institution; and (6) purchases placed through a broker maintaining an omnibus account with the Fund (Portfolio or Series) and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in Section 401(a) or
Section 403(b) of the Code, and "rabbi trusts."

Dividends and Capital Gain  Distributions  from other Calvert Group Funds.
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Reinstatement Privilege. If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.


To Open an Account:
800-368-2748                                              Prospectus
                                                          ____________, 1996

                                                          THE CALVERT FUND
                                                          Calvert Small Cap Fund

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
     Shareholders        800-368-2745
     Brokers             800-368-2746

TDD for Hearing Impaired:
     800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Table of Contents

Fund Expenses
Investment Objective and Policies
Investment Techniques and Related Risks
Social Screens
Total Return
Management of the Fund
SHAREHOLDER GUIDE:
Alternative Sales Options
How to Buy Shares
Net Asset Value
When Your Account Will Be Credited
Exchanges
Other Calvert Group Services
How to Sell Your Shares
Dividends and Taxes
Exhibit A - Reduced Sales Charges

The Calvert Fund:
Calvert Small Cap Fund

Statement of Additional Information
___________, 1996


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANT
[    ]

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SUBADVISOR
Portfolio Advisory Services, Inc.
725 South Figueroa Street
Suite 2328
Los Angeles, California 90017


TABLE OF CONTENTS

Investment Objective and Policies           1
Investment Restrictions                     4
Dividends, Distributions and Taxes          5
Net Asset Value                             7
Calculation of Total Return                 8
Purchase and Redemption of Shares           8
Reduced Sales Charge (Class A)              9
Advertising                                 9
Trustees and Officers                       10
Investment Advisor and Subadvisor           12
Method of Distribution                      12
Transfer and Shareholder Servicing Agent    13
Fund Transactions                           13
Independent Accountant and Custodians       14
General Information                         14
Financial Statements                        14
Appendix                                    14




STATEMENT OF ADDITIONAL INFORMATION-___________, 1996

THE CALVERT FUND
CALVERT SMALL CAP FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account (800) 368-2748
Information:  (301) 951-4820

Shareholder (800) 368-2745
Services: (301) 951-4810

Broker (800) 368-2746
Services:(301) 951-4850

TDD for the Hearing-
Impaired: (800) 541-1524

     This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated ____________, 1996, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

INVESTMENT OBJECTIVE

     Calvert Small Cap Fund (the "Fund") is a diversified series of The Calvert Fund, an open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation by investing primarily in the stock of small companies <F1> publicly traded in the United States that on the basi of market capitalization represent the smaller 55%ofall publicly traded companies. The following discussion supplements the discussion in the Prospectus. Unless otherwise specified, the investment objective, programs and restrictions of the Fund are not fundamental policies. The operating policies of the Fund are subject to change by its Board of Directors without shareholder approval.

     In seeking capital appreciation, the Fund invests primarily in common stocks of small capitalized growth companies that have historically exhibited exceptional growth characteristics and that, in the Adviser's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund will invest in enterprises that make a significant positive contribution to our society through their products and services and through the way they do business. The Fund's investments are based on analyses of cash flow, book value, dividend growth potential, quality of management, adequacy of revenues, earnings and capitalization, and future relative earnings growth.

     The Fund's investment philosophy emphasizes sustained growth and concentrates on the securities of issuers not generally recognized by the investment community that have a consistent earnings-per-share growth, a unique product or service, conservative accounting and financial policies, and management capable of long-term growth. While the Fund's policies may, from time to time, result in income return, any such return will be incidental to the objective of long-term capital appreciation.

     Under normal market conditions, the Fund strives to be fully invested. In a declining market, the Fund may raise cash or employ other defensive strategies in an attempt to protect against the decline of its investments.

<F1> Currently those with a total capitalization for initial purchases of less than $1 billion at the time of the Fund's initial investment.


SPECIAL RISKS OF THE FUND'S DEFENSIVE INVESTMENT STRATEGIES

The Fund may purchase put and call options, and write (sell) covered put and call options on equity and debt securities and stock or debt indices. The Fund may purchase or write both exchange-traded and OTC options. These defensive strategies may also be used with respect to futures. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during a particular month in the future at a specified price. Successful use of the Fund's investment strategies with respect to futures and options depends on the ability to predict movements of the overall securities, currency and interest rate markets, which is a different skill than that required to select equity and debt investments. There can be no assurance that a chosen strategy will succeed. There may not be an expected correlation between price movements of a hedging instrument and price movements of the investment being hedged, so that the Fund may lose money notwithstanding employment of the hedging strategy. While the Fund's investment strategies can reduce risk of loss by offsetting the negative effect of unfavorable price movements, they can also reduce the opportunity for gain by offsetting the positive effect of a favorable price movement. If the variance is great enough, a decline in the price of an instrument may result in a loss to the Fund. The Fund may be required to cover its assets in a segregated account. If an investment cannot be liquidated at the time the Subadvisor believes it is best for the Fund, the Fund might be required to keep assets on reserve that it otherwise would not have had to maintain. Similarly, it might have to sell a security at an inopportune time in order to maintain the reserves.

futures and options
     The Fund is authorized to invest in certain types of futures, options on equities and equity indexes, warrants and stock rights for hedging purposes only, that is, protecting against the risk of market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. Although a hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of the transaction will reduce the potential return on the security or the portfolio. The Fund may only write call options on securities that it owns (i.e., that are "covered"). No more than 50% of the Fund's total assets shall be subject to outstanding options contracts. The Fund presently intends to cease writing options in the event that 25% of total assets are subject to outstanding options contracts. As an operating policy, the Fund may purchase a call or put option on securities (including combinations of options such as straddles or spreads) only if the value of that option premium, when aggregated with the premiums of all other options on securities held by the Fund, does not exceed 5% of the Fund's assets. Following is a summary of the futures, options, warrants and stock rights in which the Fund may invest:

In exchange for a premium, a call option on a security or security index gives the holder (buyer) of the option the right (but not the obligation) to purchase the underlying security or security index at a specified price (the exercise price) at any time until a certain date (the expiration date). The writer (seller) of a call option has the corresponding obligation to deliver the underlying security in the event the option is exercised by the holder of the option. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which the writer purchases an option of the same series as the option previously written.

The Fund may purchase put options on a security or security index. A put option gives the holder (buyer) of the option the right (but not the obligation) to sell a security at the exercise price at any time until the expiration date. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transactions costs.

With respect to securities and securities indexes,
the Fund may write (sell) call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be covered by maintaining sufficient collateral to cover the option.


     The Fund may write (sell) call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value. During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. The writer retains the risk of loss should the price of the underlying security decline.

The Fund may also write a call or put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. The Fund may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Fund, it could be required to make continuing daily cash payments to meet margin requirements in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. The correlation is imperfect between movements in the prices of futures or option contracts, and the movements of prices of the securities which are subject to the hedge. If the Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Fund may suffer a greater loss than if it had not hedged.

Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Advisor or Subadvisor could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case the Fund's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the fund will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Fund while the purchase or sale of the contract would not have resulted in a loss.

     The Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate liquid debt or equity securities equal to the market value of the futures contract, minus the Fund's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company. Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets may be invested in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

NONINVESTMENT GRADE (HIGH YIELD/HIGH RISK) DEBT SECURITIES
     The Fund may invest up to 5% of its assets in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's), or in unrated securities determined by the Advisor to be comparable. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, which may make them less marketable. The Fund will not purchase any securities rated lower than C (for an explanation of Corporate Bond and Commercial Paper ratings, see Appendix). The quality limitation set forth in the investment policy is determined immediately upon the Fund's acquisition of a security. Accordingly, any later change in ratings may not be considered when determining whether an investment complies with the Fund's investment policy. When purchasing high-yielding securities, rated or unrated, the Subadvisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

LENDING PORTFOLIO SECURITIES
     Although it does not currently intend to do so, the Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities. The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions. Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
     The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

     1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. (The remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable). 2. Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby. 3. Make loans of more than one-third of the assets of the Fund, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or the lending of portfolio securities as detailed in the prospectus, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan. 4. Underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter. 5. Borrow money in an amount exceeding one-third of the Fund's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets. 6. Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or enter into futures contracts and options on futures contracts, foreign currency futures, interest rate futures and options thereon.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS
     The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. The Fund may not: 7. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers. 8. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid. 9. Invest, in the aggregate, more than 5% of its net assets in the securities of issuers restricted from selling to the public without registration under the Securities Act of 1933, excluding restricted securities eligible for resale pursuant to Rule 144A under that statute. 10. Purchase or retain securities of any issuer if the officers, Trustees of the Fund, or its Advisors, owning beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities. 11. Invest in warrants if more than 5% of the value of the Fund's net assets would be invested in such securities. 12. Invest in interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in securities of issuers which invest in or sponsor such programs. 13. Purchase from or sell to any of the Fund's officers or trustees, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions. 14. Invest in the shares of other investment companies, except as permitted by the 1940 Act or other applicable law, or pursuant to Calvert's nonqualified deferred compensation plan adopted by the Board of Trustees, in an amount not to exceed 10% or as permitted by law.
     For purposes of the Fund's  concentration  policy  contained in restriction
(2), above, the Fund classifies the respective industries according to a revised version of William O'Neil's Investor's Business Daily industry classification. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

     The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes. Investors should note that the Internal Revenue Code (the "Code") may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares. The Fund is required to withhold 31% of any dividends and 31% of each redemption transaction occurring in the Fund if; (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld. The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number;
(b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number. Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

NET ASSET VALUE

     The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class. The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees. Equity options are valued at the last sale price; if not available, then the previous day's sales price is used. If the bid price is higher or the asked price is lower than the previous last sales price, the higher bid or lower asked prices may be used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

CALCULATION OF TOTAL RETURN

     The Fund may advertise "total return." Total return is calculated separately for each class. Total return is computed per class by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period. Total return is computed according to the following formula: P(1 + T)n = ERV where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum class A front-end sales charge ("return with maximum load"), except quotations of "return without maximum load," which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated.

PURCHASE AND REDEMPTION OF SHARES

     Investments in the Fund made by mail, bank wire or electronic funds transfer, or through the Fund's branch office or brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, plus the sales charge, if applicable, as set forth in the Fund's Prospectus. All purchases of Fund shares will be confirmed and credited to shareholder accounts in full and fractional shares (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds. To change redemption instructions already given, shareholders must send a notice to Calvert Group, with a voided copy of a check for the bank wiring instructions to be added, to c/o NFDS, P.O. Box 419544, Kansas City, MO 64141-6544. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, trust company, savings association or member firm of any national securities exchange. Other documentation may be required from corporations, fiduciaries and institutional investors. The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered a suspension of trading for the protection of shareholders. Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

REDUCED SALES CHARGES (CLASS A)

     The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases. When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus, the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. Please see "Exhibit A - Reduced Sales Charges" in the Prospectus. For shareholders who intend to invest at least $50,000, a Letter of Intent is included in the Appendix to this Statement of Additional Information.

ADVERTISING

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples of securities that may have been considered for inclusion in the Portfolio, whether held or not. The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, Nelson's and The Wall Street Journal. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information, and may provide biographical information on, or quote, portfolio managers or Fund officers. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available. Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1994). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

TRUSTEES AND OFFICERS

     RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund, Inc. and Calvert World Values Fund, Inc. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216. FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB:
10/29/35. Address: 308 East Broad Street, PO Box 2007, Westfield, New Jersey 07091. FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817. <F1> CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101. DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C. metropolitan area. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817. PETER W. GAVIAN, CFA, Trustee. Mr. Gavian was a principal of Gavian De Vaux Associates, an investment banking firm. He continues to be President of Corporate Finance of Washington, Inc. DOB: 12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201. JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund, Inc. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815. M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015. ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.<F1>DAVID R.ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
<F1> D. WAYNE SILBY, Esq., Trustee. Mr.Silby is a trustee/directorof each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund, Inc. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.<F1> CLIFTON S.SORRELL, JR.,President and Trustee. Mr. Sorrell serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. He is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. DOB: 06/26/41. <F1>RENO J.MARTINI, Senior Vice President. Mr.Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 01/13/50. <F1> RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/52. <F1>WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.<F1> EVELYNE
S. STEWARD, Vice President. Ms. Steward is a director and Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB: 11/14/52.<F1>DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50. <F1> SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.<F1> KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
<F1>LISA CROSSLEY, Esq., Assistant Secretary and Compliance Officer. Ms.Crossley
is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:12/31/61.<F1>IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/07/68.

<F1> Officers and trustees deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of their affiliation with the Fund's Advisor.



     Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey, Silby and Sorrell are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl, Pugh and Sorrell are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey, Silby and Sorrell are among the directors, and Calvert New World Fund, Inc., of which only Messrs. Sorrell and Martini are among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh, and Ms. Kruvant. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, Silby and Sorrell. Messrs. Baird, Guffey and Silby serve on the High Social Impact Investments Committee which assists the Fund in identifying, evaluating and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria. Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.
Trustee Compensation Table

Fiscal Year 199_     Aggregate Compensation    Pension or Retirement
(unaudited numbers)  from Fund for service     Benefits Accrued as part
                     as Trustee                of Fund Expenses


Total Compensation from
Registrant and Fund Complex
paid to Trustees <F1>


<F1> As of  September 30, 1996, the Fund Complex consists of nine (9)
registered investment companies.

Name of Director
 ...........................................................................
Richard L. Baird, Jr.
Frank H. Blatz, Jr.
Frederick T. Borts
Charles E. Diehl
Douglas E. Feldman
Peter W. Gavian
John G. Guffey, Jr.
M. Charito Kruvant
Arthur J. Pugh
D. Wayne Silby

INVESTMENT ADVISOR AND SUBADVISOR

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual"). The Advisory Contract between the Fund and the Advisor was entered into as of _________, 1996, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment. The Fund's Subadvisor is Portfolio Advisory Services, Inc. ("Subadvisor" or "PASI"). Pursuant to an Investment Subadvisory Agreement with the Advisor, the Subadvisor determines investment selections for the Fund. The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registration, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund, who are not ''affiliated persons" of the Advisor or the Subadvisor within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, and all or a portion of distribution and certain other expenses, to the extent allowed by state or federal law or regulation) exceeding the most restrictive expense limitation in those states where the Fund's shares are qualified for sale. Under the contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. The Advisor may voluntarily defer its fees or assume expenses of the Fund. The Advisor may recapture from (charge to) the Fund for such expenses incurred through December 31, 1998, provided that such recapture would not cause the Fund's aggregate expenses to exceed an annual expense limit of 2.00%, and that such recapture shall be made to the Advisor only from the two-year period from January 1, 1997 through December 31, 1998. The Advisor may voluntarily agree to further defer its fees or assume Fund expenses from January 1, 1997 through December 31, 1998 ("Additional Deferral/Assumption Period"). If so, the Advisor may recapture from (charge to) the Fund for any such expenses incurred during the Additional Deferral/Assumption Period, provided that such recapture would not cause the Fund's aggregate expenses to exceed an annual expense limit of 2.00%, and that such recapture shall be made to the Advisor only from the two-year period from January 1, 1999 through December 31, 2000. Each year's current advisory fees (incurred in that year) will be paid in full before any recapture for a prior year is applied. Recapture then will be applied beginning with the most recent year first. Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund of 0.25% of the Fund's average daily net assets.

METHOD OF DISTRIBUTION

     The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as Principal Underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plan (see below). For Class A Shares, CDI also receives the portion of the sales charge in excess of the dealer reallowance. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Distribution Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets, and 1.00% of the Fund's Class C average daily net assets. The Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreements related to the Distribution Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Distribution Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Distribution Plans will benefit the Fund and its shareholders. The Distribution Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Distribution Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Distribution Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Distribution Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Distribution Plans or interested persons of any such party and who have no direct or indirect financial interest in the Distribution Plans, and (ii) the vote of a majority of the entire Board of Trustees. Apart from the Distribution Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

TRANSFER AND SHAREHOLDER SERVICING AGENT

     Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. For these services, Calvert Shareholder Services, Inc., receives a fee based on the number of shareholder accounts and the number of shareholder transactions.

FUND TRANSACTIONS

     Fund transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor and Subadvisor under the direction and supervision of the Fund's Board of Trustees. Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Fund may pay brokerage commissions to broker-dealers who provide the Fund with statistical, research, or other information and services. Notwithstanding the quality of execution and other services provided, the Fund may pay commissions that are higher than those available elsewhere. Any such payments are subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934. Although any statistical research or other information and services provided by such broker-dealers may be useful to the Advisor and the Subadvisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve materially to reduce the Advisor's or Subadvisor's normal research activities or expenses. The Advisor and Subadvisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. Depending upon market conditions, portfolio turnover, generally defined as the lesser of annual sales or purchases of portfolio securities divided by the average monthly value of the Fund's portfolio securities (excluding from both the numerator and the denominator all securities whose maturities or expiration dates as of the date of acquisition are one year or less), expressed as a percentage, is under normal circumstances expected not to exceed 100%.

INDEPENDENT ACCOUNTANT AND CUSTODIANS

     [_______________] has been selected by the Board of Trustees to serve as independent accountant for fiscal year 1997. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's portfolios.

GENERAL INFORMATION

     The Calvert Fund was organized as a Massachusetts business trust on March 15, 1982. The series of the Fund include Calvert Income Fund, Calvert Strategic Growth Fund and Calvert Small Cap Fund. Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution. The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets. The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

FINANCIAL STATEMENTS

     The audited financial statements in the Fund's Annual Report to Shareholders will be expressly incorporated by reference and made a part of this Statement of Additional Information once available. Once available, a copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bonds:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest. Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities. A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions. Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories. Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. C/C: This rating is only for income bonds on which no interest is being paid. D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper:
         MOODY'S INVESTORS SERVICE, INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR'S CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

GLOSSARY OF PERMITTED INVESTMENTS

The following is a description of permitted investments for the Fund:

     American Depositary Receipts ("ADRs"): ADRs are securities typically issued by a U.S. financial institution that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the receipt's underlying security. Banker's Acceptance: A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. Certificate of Deposit: A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal. Commercial Paper: The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months. Convertible Securities:
Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. Futures Contracts and Options on Futures Contracts: The Fund may enter into contracts for the purchase or sale of securities. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of securities called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. The Fund may sell stock index futures contracts in anticipation of, or during, a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. The Fund may also purchase and write options to buy or sell futures contracts. The Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When the Fund enters into a futures transaction it must deliver to the futures commission merchant selected by the Fund, an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities to the futures contract. Options: The Fund may invest in put and call options for various stocks and stock indices that are traded on national securities exchanges, from time to time as the Subadvisor deems to be appropriate. Options will be used for hedging purposes and will not be engaged in for speculative purposes. A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
Although the Fund will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investment including the following: (i) the success of a hedging strategy may depend on the ability of the Subadvisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the stocks held by the Fund and the prices of options; (iii) there may not be liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. When writing options (other than covered call options), the Fund must establish and maintain a segregated account with the Fund's Custodian containing cash or liquid, high grade debt securities in an amount at least equal to the market value of the option.
Repurchase Agreements: Agreements by which a person obtains a security and simultaneously commits to return it to the seller at any agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Fund's Custodian or its agents will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities. Time Deposit: A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities. U.S. Government Agency Obligations: Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (i.e., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (i.e., Federal National Mortgage Association securities). U.S. Government Securities: Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States. U.S. Treasury Obligations: Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Warrants: Instruments giving holders the right, but not the obligations, to buy shares of a company at a given price during a specified period.

LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:

         Fund or Portfolio name*

     during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:
         __ $50,000(not available for mid-load funds) __ $100,000 __ $250,000
                  __ $500,000 __ $1,000,000 __ $2,500,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded. I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below. From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escorted shares will be credited to my account. If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment. Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me. I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest. The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases. The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


Dealer                                                  Name of Investor(s)


By Authorized Signer                                    Address

Date                                                   Signature of Investor(s)

Date                                                   Signature of Investor(s)

--------

*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

PART C.  OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         (a)      Financial statements

                  Not Applicable

                  Financial statements incorporated by reference:

                  Not Applicable

                  Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

(b)      Exhibits:

               1. Declaration of Trust (incorporated by reference to Registrant's Initial Registration Statement,
                        March 15, 1982).

               2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, September 3, 1982).

               4. Specimen Stock Certificate for all series of The Calvert Fund (incorporated by reference to Registrant's Post-Effective Amendment No.28, July 19, 1995).

               5.a. Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 3, November 1, 1984).

               5.b.     Sub-Advisory Contract (Portfolio Advisory
                        Services, Inc.)(incorporated by reference to
                        Registrant's Post Effective Amendment No. 30, July 31, 1996).

               6. Underwriting and Dealer Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 27, January 31, 1995).

               7.       Trustees' Deferred Compensation Agreement
                        (incorporated by reference to Registrant's
                        Post-Effective Amendment No. 20, January 28, 1992).

               8. Custodial Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 21, January 29, 1993).

               9. Transfer Agency Contract (incorporated by reference to Registrant's Post-Effective
                        Amendment No. 3, November 1, 1984).

              10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

              14. Retirement Plans (incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 28, 1992).

              15.      Rule 12b-1 Distribution Plan with respect to
                       Registrant's Class B and C shares (incorporated by reference to Registrant's Post-Effective
                       Amendment No.27, January 31, 1995). With respect to Class A shares (incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995) for all series of The Calvert Fund.

              16. Schedule for computation of performance quotation (incorporated by reference to Registrant's
                       Post-Effective Amendment No. 14, January 25, 1989).

              18. Multiple-class Plan under the Investment Company Act of 1940 Rule 18f-3, (incorporated by reference to Registrant's Post-Effective Amendment No. 29, January 31, 1996).

              Exhibits 3, 11, 12 and 13 are omitted because they are inapplicable.


Item 25. Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Trustees, which is a common Board with four other registered investment companies, Calvert Tax-Free Reserves, First Variable Rate Fund for Government Income, Calvert Cash Reserves, and Calvert Municipal Fund, Inc. In addition, some members of Registrant's Board of Trustees also serve on the Board of Calvert Social Investment Fund, Acacia Capital Corporation, Calvert New World Fund, Inc., and Calvert World Values Fund, Inc.

Item 26. Number of Holders of Securities

         As of October 25, 1996, there were 3,012 holders of record of Registrant's Class A shares of beneficial interest for Calvert Income Fund.

          As of October 25, 1996, there were 109 holders of record of Registrant's Class A shares of beneficial interest for Calvert Income Fund.

          As of October 25, 1996, there were 12,876 holders of record of Registrant's Class A shares of beneficial interest for Calvert Strategic Growth Fund.

         As of October 25, 1996, there were 2,002 holders of record of Registrant's Class C shares of beneficial interest for Calvert Strategic Growth Fund.

          As of October 25, 1996, there were 0 holders of record of Registrant's Class A shares of beneficial interest for Calvert Small Cap Fund.

           As of October 25, 1996, there were 0 holders of record of Registrant's Class A shares of beneficial interest for Calvert Small Cap Fund.


Item 27. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item 28. Business and Other Connections of Investment Adviser

                            Name of Company, Principal
Name                        Business and Address            Capacity

Clifton S.                  Calvert Asset Management        Officer
Sorrell, Jr.                Company, Inc.                   and
                            Investment Advisor              Director
                            4550 Montgomery Avenue
                            Bethesda, MD  20814
                            ------------------
                            Calvert Group, Ltd.             Officer
                            Holding Company                 and
                            4550 Montgomery Avenue          Director
                            Bethesda, MD  20814
                            ------------------
                            Calvert Shareholder             Officer
                            Services, Inc.                  and
                            Transfer Agent                  Director
                            4550 Montgomery Avenue
                            Bethesda, MD  20814
                            ------------------

                            Calvert Administrative          Officer
                            Services Company                and
                            Service Company                 Director
                            4550 Montgomery Avenue
                            Bethesda, Maryland 20814
                             ------------------
                            Calvert Distributors, Inc.       Director
                            Broker-Dealer
                            4550 Montgomery Avenue
                            Bethesda, Maryland 20814
                            ------------------
                            First Variable Rate Fund         Officer
                            for Government Income            and
                            Calvert Tax-Free Reserves        Trustee
                            Calvert Social Investment Fund
                            Money Management Plus
                            The Calvert Fund

                            Investment Companies
                            4550 Montgomery Avenue
                            Bethesda, Maryland  20814
                            ------------------

                            Acacia Capital Corporation        Officer
                            Calvert Municipal Fund, Inc.      and
                            Calvert World Values Fund, Inc.   Director


                            Investment Companies
                            4550 Montgomery Avenue
                            Bethesda, Maryland  20814
                            ------------------
                            Calvert New World Fund, Inc.      Director
                            Investment Company
                            4550 Montgomery Avenue
                            Bethesda, Maryland  20814
                            ------------------
                            Calvert Sloan Advisers, L.L.C.    Director
                            Investment Advisor
                            4550 Montgomery Avenue
                            Bethesda, Maryland 20814
                             ------------------



Item 28. Business and Other Connections of Investment Adviser

                              Name of Company, Principal
Name                          Business and Address            Capacity


Ronald M.                     First Variable Rate Fund        Officer
Wolfsheimer                   for Government Income
                              Calvert Tax-Free Reserves Money
                              Management Plus
                              Calvert Social Investment Fund
                              The Calvert Fund
                              Acacia Capital Corporation
                              Calvert Municipal Fund, Inc.
                              Calvert World Values Fund, Inc.
                              Calvert New World Fund, Inc.

                              Investment Companies
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                              -----------------
                              Calvert Asset Management          Officer
                              Company, Inc.
                              Investment Advisor
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                              ------------------
                              Calvert Group, Ltd.               Officer
                              Holding Company
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                              ------------------
                              Calvert Shareholder               Officer
                              Services, Inc.
                              Transfer Agent
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                              ------------------
                              Calvert Administrative            Officer
                              Services Company                  and
                              Service Company                   Director
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                              ------------------
                              Calvert Distributors, Inc.        Officer
                              Broker-Dealer                     and
                              4550 Montgomery Avenue            Director
                              Bethesda, Maryland 20814
                              ------------------
                              Calvert Sloan Advisers, L.L.C.    Officer
                              Investment Advisor
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                              ------------------

Item 28. Business and Other Connections of Investment Adviser

                              Name of Company, Principal
Name                          Business and Address              Capacity


David R. Rochat               First Variable Rate Fund          Officer
                              for Government Income             and
                              Calvert Tax-Free Reserves         Trustee
                              Money Management Plus
                              The Calvert Fund

                              Investment Companies
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                                    ------------------
                              Calvert Municipal Fund, Inc.       Officer
                              Investment Company                 and
                              4550 Montgomery Avenue             Director
                              Bethesda, Maryland 20814
                              ------------------
                              Calvert Asset Management           Officer
                              Company, Inc.                      and
                              Investment Advisor                 Director
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                              ------------------
                              Chelsea Securities, Inc.           Officer
                              Securities Firm                    and
                              Post Office Box 93                 Director
                              Chelsea, Vermont  05038
                              ------------------
                              Grady, Berwald & Co.               Officer
                              Holding Company                    and
                              43A South Finley Avenue            Director
                              Basking Ridge, NJ  07920
                              ------------------
Reno J. Martini               Calvert Asset Management           Officer
                              Company, Inc.
                              Investment Advisor
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                              ------------------
                              Calvert Group, Ltd.                Officer
                              Holding Company
                              4550 Montgomery Avenue
                              Bethesda, Maryland 20814
                              ------------------
                              Calvert Sloan Advisers, L.L.C..    Director
                              Holding Company                    and
                              4550 Montgomery Avenue             Officer
                              Bethesda, Maryland 20814
                              ------------------

Reno J. Martini                First Variable Rate Fund for      Officer
                               Government Income
                               Calvert Tax-Free Reserves
                               Money Management Plus
                               Calvert Social Investment Fund
                               The Calvert Fund
                               Acacia Capital Corporation
                               Calvert Municipal Fund, Inc.
                               Calvert World Values Fund, Inc.
                               Investment Companies
                               4550 Montgomery Avenue
                               Bethesda, Maryland 20814
                               ------------------
                               Calvert New World Fund, Inc.        Director
                               Investment Company                  and
                               4550 Montgomery Avenue              Officer
                               Bethesda, Maryland 20814
                               ------------------
Charles T. Nason               Acacia Mutual Life Insurance        Officer
                               Acacia National Life Insurance      and
                               Insurance Companies                 Director
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------
                               Acacia Financial Corporation        Officer
                               Holding Company                     and
                               51 Louisiana Avenue, NW             Director
                               Washington, D.C.  20001
                               ------------------
                               Acacia Federal Savings Bank         Director
                               Savings Bank
                               7600-B Leesburg Pike
                               Falls Church, Virginia 22043
                               ------------------
                               Enterprise Resources, Inc.          Director
                               Business Support Services
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------
                               Acacia Insurance Management         Officer
                               Services Corporation                and
                               Service Corporation                 Director
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------

                               Calvert Group, Ltd.                 Director
                               Holding Company
                               4550 Montgomery Avenue
                               Bethesda, MD  20814
                               ------------------
                               Calvert Administrative              Director
                               Services Co.
                               Service Company
                               4550 Montgomery Avenue
                               Bethesda, MD  20814
                               ------------------
                               Calvert Asset Management Co., Inc.  Director
                               Investment Advisor
                               4550 Montgomery Avenue
                               Bethesda, MD  20814
                                    ------------------
                               Calvert Shareholder Services, Inc.   Director
                               Transfer Agent
                               4550 Montgomery Avenue
                               Bethesda, MD  20814
                               ------------------
                               The Advisors Group, Inc.             Director
                               Broker-Dealer and
                               Investment Advisor
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------
                               Calvert Social Investment Fund       Trustee
                               Investment Company
                               4550 Montgomery Avenue
                               Bethesda, Maryland 20814
                               -----------------
                               Gardner, Montgomery & Company       Director
                               Tax Preparation
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------



Item 28.  Business and Other Connections of Investment Adviser

                               Name of Company, Principal
Name                           Business and Address                Capacity


Robert-John H.                 Acacia National Life Insurance      Officer
Sands                          Insurance Company                   and
                               51 Louisiana Avenue, NW             Director
                               Washington, D.C.  20001
                               ------------------
                               Acacia Mutual Life Insurance        Officer
                               Insurance Company
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------
                               Acacia Financial Corporation        Officer
                               Holding Company                     and
                               51 Louisiana Avenue, NW             Director
                               Washington, D.C.  20001
                               ------------------
                               Acacia Federal Savings Bank         Officer
                               Savings Bank
                               7600-B Leesburg Pike
                               Falls Church, Virginia 22043
                               ------------------
                               Enterprise Resources, Inc.          Director
                               Business Support Services
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------
                               Acacia Realty Corporation           Officer
                               Real Estate Investments
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------
                               Acacia Insurance Management         Officer
                               Services Corporation                and
                               Service Corporation                 Director
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------
                               Calvert Group, Ltd.                 Director
                               Holding Company
                               4550 Montgomery Avenue
                               Bethesda, MD  20814
                               ------------------
                               Calvert Administrative              Director
                               Services, Co.
                               Service Company
                               4550 Montgomery Avenue
                               Bethesda, MD  20814
                               ------------------

                               Calvert Asset Management Co., Inc.  Director
                               Investment Advisor
                               4550 Montgomery Avenue
                               Bethesda, MD  20814
                               ------------------
                               Calvert Shareholder Services, Inc.  Director
                               Transfer Agent
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               The Advisors Group, Inc.            Director
                               Broker-Dealer and
                               Investment Advisor
                               51 Louisiana Avenue, N.W.
                               Washington, D.C. 20001
                               ------------------
                               Gardner, Montgomery & Company       Director
                               Tax Preparation                     and
                               51 Louisiana Avenue, NW             Officer
                               Washington, D.C.  20001
                               ------------------

Item 28.  Business and Other Connections of Investment Adviser

                               Name of Company, Principal
Name                           Business and Address                Capacity


William M. Tartikoff           Acacia National Life Insurance      Officer
                               Insurance Company
                               51 Louisiana Avenue, NW
                               Washington, D.C.  20001
                               ------------------

                               First Variable Rate Fund            Officer
                               for Government Income
                               Calvert Tax-Free Reserves
                               Money Management Plus
                               Calvert Social Investment Fund
                               The Calvert Fund
                               Acacia Capital Corporation
                               Calvert Municipal Fund, Inc.
                               Calvert World Values Fund, Inc.
                               Calvert New World Fund, Inc.

                               Investment Companies                 Officer
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Group, Ltd.                  Officer
                               Holding Company
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Administrative               Officer
                               Services Company
                               Service Company
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Asset Management             Officer
                               Company, Inc.
                               Investment Advisor
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Shareholder                  Officer
                               Services, Inc.
                               Transfer Agent
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Distributors, Inc.           Director
                               Broker-Dealer                        and
                               4550 Montgomery Avenue               Officer
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Sloan Advisers, L.L.C.       Officer
                               Investment Advisor
                               4550 Montgomery Avenue
                               Bethesda, Maryland 20814
                               ------------------


Item 28.  Business and Other Connections of Investment Adviser

                               Name of Company, Principal
Name                           Business and Address                 Capacity


Susan Walker Bender            Calvert Group, Ltd.                  Officer
                               Holding Company
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Administrative               Officer
                               Services Company
                               Service Company
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Asset Management             Officer
                               Company, Inc.
                               Investment Advisor
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Shareholder                  Officer
                               Services, Inc.
                               Transfer Agent
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Distributors, Inc.           Officer
                               Broker-Dealer
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               First Variable Rate Fund             Officer
                               for Government Income
                               Calvert Tax-Free Reserves
                               Calvert Cash Reserves
                               Calvert Social Investment Fund
                               The Calvert Fund
                               Acacia Capital Corporation
                               Calvert Municipal Fund, Inc.
                               Calvert World Values Fund, Inc.
                               Calvert New World Fund, Inc.

                               Investment Companies
                               4550 Montgomery Avenue
                               Bethesda, Maryland  20814
                               ------------------
                               Calvert Sloan Advisers, L.L.C.       Officer
                               Investment Advisor
                               4550 Montgomery Avenue
                               Bethesda, Maryland 20814
                               ------------------

Item 28.  Business and Other Connections of Investment Adviser

                                Name of Company, Principal
Name                            Business and Address                Capacity


Katherine Stoner                Calvert Group, Ltd.                 Officer
                                Holding Company
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Administrative              Officer
                                Services Company
                                Service Company
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Asset Management            Officer
                                Company, Inc.
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Shareholder                 Officer
                                Services, Inc.
                                Transfer Agent
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Distributors, Inc.          Officer
                                Broker-Dealer
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                First Variable Rate Fund            Officer
                                for Government Income
                                Calvert Tax-Free Reserves
                                Calvert Cash Reserves
                                Calvert Social Investment Fund
                                The Calvert Fund
                                Acacia Capital Corporation
                                Calvert Municipal Fund, Inc.
                                Calvert World Values Fund, Inc.
                                Calvert New World Fund, Inc.

                                Investment Companies
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Sloan Advisers, L.L.C.      Officer
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland 20814
                                ------------------


Item 28.  Business and Other Connections of Investment Adviser

                                Name of Company, Principal
Name                            Business and Address               Capacity


Lisa Crossley                   Calvert Group, Ltd.                Officer
                                Holding Company
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Administrative             Officer
                                Services Company
                                Service Company
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Asset Management           Officer
                                Company, Inc.
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Shareholder                Officer
                                Services, Inc.
                                Transfer Agent
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Distributors, Inc.         Officer
                                Broker-Dealer
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                First Variable Rate Fund           Officer
                                for Government Income
                                Calvert Tax-Free Reserves
                                Calvert Cash Reserves
                                Calvert Social Investment Fund
                                The Calvert Fund
                                Acacia Capital Corporation
                                Calvert Municipal Fund, Inc.
                                Calvert World Values Fund, Inc.
                                Calvert New World Fund, Inc.

                                Investment Companies
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                               Calvert Sloan Advisers, L.L.C.      Officer
                               Investment Advisor
                               4550 Montgomery Avenue
                               Bethesda, Maryland 20814
                                ------------------


Item 28.  Business and Other Connections of Investment Adviser

                                Name of Company, Principal
Name                            Business and Address                Capacity


Ivy Wafford Duke                Calvert Group, Ltd.                 Officer
                                Holding Company
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Administrative              Officer
                                Services Company
                                Service Company
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Asset Management            Officer
                                Company, Inc.
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Shareholder                 Officer
                                Services, Inc.
                                Transfer Agent
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Distributors, Inc.          Officer
                                Broker-Dealer
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                First Variable Rate Fund             Officer
                                for Government Income
                                Calvert Tax-Free Reserves
                                Calvert Cash Reserves
                                Calvert Social Investment Fund
                                The Calvert Fund
                                Acacia Capital Corporation
                                Calvert Municipal Fund, Inc.
                                Calvert World Values Fund, Inc.
                                Calvert New World Fund, Inc.

                                Investment Companies
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                Calvert Sloan Advisers, L.L.C.      Officer
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland 20814
                                ------------------



Item 28.  Business and Other Connections of Investment Adviser

                                Name of Company, Principal
Name                            Business and Address               Capacity


Daniel K. Hayes                 Calvert Asset Management           Officer
                                Company, Inc.
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------
                                First Variable Rate Fund            Officer
                                for Government Income
                                Calvert Tax-Free Reserves
                                Money Management Plus
                                Calvert Social Investment Fund
                                The Calvert Fund
                                Acacia Capital Corporation
                                Calvert Municipal Fund, Inc.
                                Calvert World Values Fund, Inc.

                                Investment Companies
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                -------------------

Annette Krakovitz               Calvert Asset Management             Officer
                                Company, Inc.
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland 20814
                                ------------------

John Nichols                    Calvert Asset Management             Officer
                                Company, Inc.
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland 20814
                                ------------------

David Leach                     Calvert Asset Management             Officer
                                Company, Inc.
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland 20814
                                ------------------

Item 28.  Business and Other Connections of Investment Adviser

                                Name of Company, Principal
Name                            Business and Address                 Capacity


Geoff Ashton                    Calvert Asset Management             Officer
                                Company, Inc.
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland 20814
                                ------------------

                                Calvert Distributors, Inc.           Officer
                                Broker-Dealer
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------


Lee Mahfouz                     Calvert Asset Management             Officer
                                Company, Inc.
                                Investment Advisor
                                4550 Montgomery Avenue
                                Bethesda, Maryland 20814
                                ------------------
                                Calvert Distributors, Inc.           Officer
                                Broker-Dealer
                                4550 Montgomery Avenue
                                Bethesda, Maryland  20814
                                ------------------




Item 29.  Principal Underwriters

         (a) Registrant's principal underwriter also underwrites the securities of both of Registrant's series, as well as the securities of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Acacia Capital Corporation.

         (b) Positions of Underwriter's Officer and Directors

Name and Principal            Position(s) with             Position(s) with
Business Address*             Underwriter                  Registrant


Clifton S. Sorrell, Jr.       Director                     President
                                                           and Trustee

William M. Tartikoff          Director, Senior             Vice President
                              Vice President,              and Secretary
                              and Secretary


Ronald M. Wolfsheimer        Director, Senior              Treasurer
                             Vice President
                             and Controller

Steven J. Schueth            President                      None

Karen Becker                 Vice President, Operations     None

Steven Cohen                 Vice President                 None

Geoff Ashton                 Regional Vice President        None

Lee Mahfouz                  Regional Vice President        None

Susan Walker Bender          Assistant Secretary            Assistant Secretary

Katherine Stoner             Assistant Secretary            Assistant Secretary

Ivy Wafford Duke             Assistant Secretary            Assistant Secretary

Lisa D. Crossley             Assistant Secretary and        Assistant Secretary
                             Compliance Officer

*The principal business address of the above individuals is 4550
Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.


         (c) Not Applicable.



Item 30.  Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 31.  Management Services

         Not Applicable


Item 32.  Undertakings

         a)       Not Applicable

         b) The registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement.

         c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge, when available.



                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland on the 31st day of October, 1996.

                                                THE CALVERT FUND


                                                By:__________________________

                                                Clifton S. Sorrell, Jr.
                                                President and Trustee



                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                       Title                          Date


___________**_____________      Trustee and Principal          10/31/96
Clifton S. Sorrell, Jr.         Executive Officer


__________**______________      Principal Accounting           10/31/96
Ronald M. Wolfsheimer           Officer


__________**____________        Trustee                        10/31/96
Richard L. Baird, Jr.


__________**____________         Trustee                       10/31/96
Frank H. Blatz, Jr., Esq.


__________**____________         Trustee                       10/31/96
Frederick T. Borts, M.D.


__________**____________         Trustee                       10/31/96
Charles E. Diehl


__________**____________         Trustee                       10/31/96
Douglas E. Feldman


__________**____________         Trustee                       10/31/96
Peter W. Gavian


__________**____________         Trustee                       10/31/96
John G. Guffey, Jr.


__________**____________         Trustee                       10/31/96
Arthur J. Pugh


__________**____________         Trustee                       10/31/96
David R. Rochat


__________**____________         Trustee                       10/31/96
D. Wayne Silby


** Signed by Susan Walker Bender______ pursuant to power of attorney, attached hereto.




                                                             Exhibit 10


                                                 October 31, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Exhibit 10, Form N-1A
                  The Calvert Fund
                  File numbers 2-76510 and 811-3416

Ladies and Gentlemen:

         As Assistant Counsel to The Calvert Fund (the "Trust"), it is my opinion, based upon an examination of the Trust's Declaration of Trust and By-Laws and such other original or photostatic copies of Trust records, certificates of public officials, documents, papers, statutes, and authorities as I deemed necessary to form the basis of this opinion, that the securities being registered by this Post-Effective Amendment No. 31 of the Trust will, when sold, be legally issued, fully paid and non-assessable.

         Consent is hereby given to file this opinion of counsel with the Securities and Exchange Commission as an Exhibit to the Trust's Post-Effective Amendment No. 31 to its Registration Statement.


                                                   Sincerely,



                                                   Ivy Wafford Duke
                                                   Assistant Counsel

Exhibit Index



Form N-1A
Item No.

Exhibit-23
24(b)(10)                     Form of Opinion and Consent of Counsel

Exhibit-24                    Power of Attorney